Debt	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 3 - Debt

As of August 31, 2018, the Company had the following outstanding debt balances which were converted to Units (defined below) during the three months ended November 30, 2018:

	Issue	Maturity		Debt		Interest
	Date	Date	Principal	Discount	Balance	Payable
As of August 31, 2018:
March 2015 Loan as amended	3/4/2015	12/31/2019	$600,000	$-	$600,000	$186,797
2013 Note as amended	10/7/2013	12/31/2019	3,000,000	(663,918)	2,336,082	1,337,146
			$3,600,000	$(663,918)	$2,936,082	$1,523,943

March 2015 Loan as Amended

On March 4, 2015, the Company entered into a Bridge Loan Agreement with 1420468 Alberta Ltd. (which has since been merged with and into Kalen Capital Corporation, a British Columbia corporation wholly-owned by our Chairman, Harmel S. Rayat (the “Investor”)). Pursuant the Bridge Loan Agreement, the Company borrowed $600,000 at an annual interest rate of 7% (the “March 2015 Loan”), compounded quarterly, with a default rate of 15%.

On November 3, 2017, the Company entered into the Third Amendment related to the March 2015 Loan pursuant to which the Company and the Investor amended the March 2015 loan to extend the maturity date to December 31, 2019. As consideration for the note extension, the interest rate was increased to 10.5%. On November 26, 2018, $798,566 of the March 2015 Loan was converted in exchange for 532,377 Units pursuant to the November 2018 Private Placement except for $7,922 of accrued interest which the Company agreed to repay from proceeds from the November 2018 Private Placement, See “Note 4 – Private Placements” for additional information.

During the three months ended November 30, 2018 and 2017, the Company recognized $19,691 and $14,436, respectively, of interest expense.

2013 Note as Amended

On October 7, 2013, the Company sold to the Investor an unsecured Convertible Promissory Note (the “2013 Note”) in the amount of $3,000,000 with 7% interest compounded quarterly. According to the terms of the amended 2013 Note, the Investor may elect to convert principal and accrued interest into units of the Company’s equity securities, with each Unit consisting of (a) one share of common stock; and (b) one Stock Purchase Warrant for the purchase of one share of common stock. The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company’s common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company’s common stock prior to conversion. On November 26, 2018, $4,401,434 of the 2013 Note was converted in exchange for 2,934,290 Units pursuant to the November 2018 Private Placement except for $44,260 of accrued interest which the Company agreed to repay from proceeds from the November 2018 Private Placement, See “Note 4 – Private Placements” for additional information.

On November 3, 2017, the Company entered into the Third Amendment related to the 2013 Note pursuant to which the Company and the Investor amended the 2013 Note to extend the maturity date to December 31, 2019. As consideration for the note extension, the interest rate was increased to 10.5% and all outstanding warrants held by the Investor had their maturity date extended to December 31, 2022, resulting in an additional debt discount of $1,074,265 as of November 3, 2017. The modification did not result in a gain or loss due to the related party nature of the transaction.

During the three months ended November 30, 2018 and 2017, the Company recognized $108,547 and $79,580, respectively, of interest expense. During the three months ended November 30, 2018 and 2017, the Company recognized $663,918 and $345,147, respectively, of debt discount accretion. The full $663,918 of the remaining debt discount balance related to warrant expiration date extensions was amortized in total due to the conversion of the notes as described above.

As of August 31, 2018 and 2017, the Company had the following outstanding debt balances:

	Issue	Maturity		Debt		Interest
	Date	Date	Principal	Discount	Balance	Payable
As of August 31, 2018:
March 2015 Loan as amended	04/03/2015	31/12/2019	$600,000	$-	$600,000	$186,797
2013 Note as amended	07/10/2013	31/12/2019	3,000,000	(663,918)	2,336,082	1,337,146
			$3,600,000	$(663,918)	$2,936,082	$1,523,943

As of August 31, 2017:
March 2015 Loan as amended	04/03/2015	31/12/2017	$600,000	$-	$600,000	$113,465
2013 Note as amended	07/10/2013	31/12/2017	3,000,000	(413,377)	2,586,623	932,912
			$3,600,000	$(413,377)	$3,186,623	$1,046,377

March 2015 Loan as Amended

On March 4, 2015, the Company entered into a Bridge Loan Agreement with 1420468 Alberta Ltd. (which has since been merged with and into Kalen Capital Corporation, a British Columbia corporation wholly-owned by our Chairman, Harmel S. Rayat (the “Investor”)). Pursuant the Bridge Loan Agreement, the Company borrowed $600,000 at an annual interest rate of 7% (the “March 2015 Loan”), compounded quarterly, with a default rate of 15%.

On November 3, 2017, the Company entered into the Third Amendment related to the March 2015 Loan pursuant to which the Company and the Investor amended the March 2015 loan to extend the maturity date to December 31, 2019. As consideration for the note extension, the interest rate was increased to 10.5%. On November 26, 2018, $798,566 of the March 2015 Loan was converted in exchange for 532,377 Units pursuant to the November 2018 Private Placement except for $7,922 of accrued interest which the Company agreed to repay from proceeds from the November 2018 Private Placement, See “Note 11 – Subsequent events” for additional information.

During the years ended August 31, 2018, 2017 and 2016, the Company recognized $73,332, $47,832 and $44,742, respectively, of interest expense. During the years ended August 31, 2018, 2017 and 2016, the Company recognized $0, $74,702 and $170,614, respectively, of debt discount accretion.

2013 Note as Amended

On October 7, 2013, the Company sold to the Investor an unsecured Convertible Promissory Note (the “2013 Note”) in the amount of $3,000,000 with 7% interest compounded quarterly. According to the terms of the amended 2013 Note, the Investor may elect to convert principal and accrued interest into units of the Company’s equity securities, with each Unit consisting of (a) one share of common stock; and (b) one Stock Purchase Warrant for the purchase of one share of common stock. The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company’s common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company’s common stock prior to conversion. On November 26, 2018, $4,401,434 of the 2013 Note was converted in exchange for 2,934,290 Units pursuant to the November 2018 Private Placement except for $44,260 of accrued interest which the Company agreed to repay from proceeds from the November 2018 Private Placement, See “Note 11 – Subsequent events” for additional information.

On November 3, 2017, the Company entered into the Third Amendment related to the 2013 Note pursuant to which the Company and the Investor amended the 2013 Note to extend the maturity date to December 31, 2019. As consideration for the note extension, the interest rate was increased to 10.5% and all outstanding warrants held by the Investor had their maturity date extended to December 31, 2022, as described below, resulting in an additional debt discount of $1,074,265 as of November 3, 2017. The modification did not result in a gain or loss due to the related party nature of the transaction.

The maturity date of the remaining Series M Warrant to purchase 246,000 shares of common stock was extended from December 31, 2020 to December 31, 2022. The Company recorded $82,656 as a debt discount to recognize the increase in value for the extension of the expiration date.

The maturity date of the Series N Warrant to purchase 767,000 shares of common stock was extended from December 31, 2020 to December 31, 2022. The Company recorded $327,509 as a debt discount to recognize the increase in value for the extension of the expiration date.

The maturity date of the Series P Warrant to purchase 213,500 shares of common stock was extended from April 30, 2018 to December 31, 2022. The Company recorded $348,219 as a debt discount to recognize the increase in value for the extension of the expiration date.

The maturity date of the Series R Warrant to purchase 468,750 shares of common stock was extended from June 20, 2021 to December 31, 2022. The Company recorded $295,781 as a debt discount to recognize the increase in value for the extension of the expiration date.

The maturity date of the Series S-A Warrant to purchase 300,000 shares of common stock was extended from July 24, 2022 to December 31, 2022. The Company recorded $20,100 as a debt discount to recognize the increase in value for the extension of the expiration date.

During the years ended August 31, 2018, 2017 and 2016, the Company recognized $404,234, $263,668 and $246,637, respectively, of interest expense. During the years ended August 31, 2018, 2017 and 2016, the Company recognized $823,724, $1,236,743 and $1,706,563, respectively, of debt discount accretion. The remaining debt discount related to warrant expiration date extensions totals $663,917 and will be amortized through December 31, 2019.

December 2015 Loan

On December 7, 2015, the Company entered into a Bridge Loan Agreement (the “December 2015 Loan Agreement”) with the Investor. Pursuant to the December 2015 Loan Agreement, the Company received $550,010 (Includes an additional $10 related to wire fees). The December 2015 Loan was evidenced by a promissory note with an annual interest rate of 10% and maturity date of September 1, 2016. The December 2015 Loan was convertible at any time into shares of common stock at a conversion price equal to 85% of the thirty day volume weighted average price of the Company’s common stock. In connection with the December 2015 Loan Agreement, the Company issued the Investor a Series M Stock Purchase Warrant (the “Series M Warrant”) to purchase up to 275,000 shares of the Company’s common stock for a period of five years, with an exercise price of $2.34.

The debt discount attributable to the warrants and beneficial conversion feature amounted to $458,777 and was accreted through March 31, 2016.

On March 31, 2016, upon the conversion of $548,700 of the principal owed under the December 2015 Loan Agreement, the Investor received 177 PPM Units pursuant to the March 2016 Private Placement (defined below) resulting in a remaining balance of $18,146. The remaining balance was evidenced by a new promissory note (the “March 2016 Note”) dated March 31, 2016. The March 2016 Note accrued interest at 10% and was due September 1, 2016. The March 2016 Note was repaid on November 14, 2016.

The PPM Units issued in exchnge for the conversion of principal owed under the December 2015 Loan Agreement contained terms that were more beneficial to the Investor resulting in the Company recognizing a loan conversion inducement expense of $36,176 related to the common stock issued and $529,230 related to the warrant component of the PPM Units (i.e., the Series O Warrant and Series P Warrant as defined below under Note 4).

During the year ended August 31, 2017 and 2016, the Company recognized $695 and $17,604, respectively, of interest expense. Accretion related to the debt discount for the December 2015 Loan Agreement amounted to $0 and $458,777 during the years ended August 31, 2017 and 2016, respectively.

Principal maturities for notes payable for the years ending August 31 are as follows:

2019	-
2020	3,600,000
Total	$3,600,000